UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2014

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
General Motors Co	50000	1,691,000	3.0
Kohls Corp	30000	1,606,200	2.9
Lowe's Companies Inc.	50000	2,392,500	4.3
Tupperware Corp.	12000	873,360	1.6
Total Consumer Discretionary		6,563,060	11.8

Consumer Staples
Nestle SA ADR	12500	926,875	1.7
Total Consumer Staples		926,875	1.7

Energy
Devon Energy Corp.	25000	1,887,500	3.4
ExxonMobil Corp.	11353	1,123,266	2.0
National Oilwell Varco	30000	2,431,200	4.4
Total Energy		5,441,966	9.8

Financials
Aflac Inc.	16000	955,840	1.7
American Express Co.	17000	1,496,000	2.7
American Intl Group Inc	35000	1,819,300	3.3
Berkshire Hathaway Inc. - B *	19250	2,414,528	4.3
Capital One Financial	20000	1,590,800	2.8
PNC Financial Services Group	20000	1,651,200	3.0
Principal Financial Group	20000	993,600	1.8
Total Financials		10,921,268	19.6

Health Care
Express Scripts Hldg Co *	25000	1,741,250	3.1
Gilead Sciences Inc *	15000	1,373,250	2.5
Johnson & Johnson	15000	1,501,350	2.7
Novartis AG ADR	22000	1,912,680	3.4
Sanofi ADR	35000	1,829,450	3.3
Wellpoint Inc.	12000	1,317,720	2.4
Total Health Care		9,675,700	17.4

Industrials
3M Co.	8000	1,127,120	2.0
Automatic Data Process.	11500	935,065	1.7
DistributionNOW *	7500	241,425	0.4
General Electric Co.	75000	1,886,250	3.4
International Business Machines	11000	2,108,370	3.8
Johnson Controls Inc.	53000	2,503,720	4.5
United Parcel Service - B	9000	873,810	1.6
Total Industrials		9,675,760	17.4

Information Technology
Apple Computer Inc.	21700	2,073,869	3.7
Cisco Systems Inc.	50000	1,261,500	2.3
Google Inc. Cl A *	1400	811,370	1.5
Google Inc. Cl C *	1400	800,240	1.4
Intel Corp.	20000	677,800	1.2
Microsoft Corp.	55000	2,373,800	4.2
Total Information Technology		7,998,579	14.3

Materials
Compass Minerals International	12000	1,032,240	1.9
Horsehead Holding Corp. *	100000	1,873,000	3.4
Methanex Corp.	18983	1,235,224	2.2
Total Materials		4,140,464	7.5

TOTAL COMMON STOCK (Cost $35,795,204)		55,343,672	99.5

Cash and Short-Term Investments
First Western Bank Collective Asset	560227	560,227	0.0
Cash	(5000)	(5,000)	0.0
Total Cash and Short-Term Investments		555,227	0.0

Total investments (Cost $36,350,431)		55,898,899	100.0
Other Assets Less Liabilities		28,203	0.0

TOTAL NET ASSETS		55,927,102	100.0

* Non-income producing investments

At July 31, 2014 unrealized appreciation of investments for tax purposes was as follows:
Appreciation	$19,636,512

Depreciation	(88,045)

Net appreciation on investments	$19,548,467
At July 31, 2014, the cost of investments for federal income tax purposes was $36,350,431.

SECURITIES VALUATION  The Fund’s securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.
These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014.
Description	Investments in Securities

Level 1 - Quoted prices	$55,343,672

Level 2 - Other significant observable inputs	–

Level 3 - Significant unobservable inputs	–

Total	$55,343,672

ITEM 2.  CONTROLS AND PROCEDURES

(a)            Based  on  an  evaluation  of the disclosure controls and procedures (as defined  in  Rule 30a-3(c)  under  the  Investment  Company  Act  of 1940), the President  and  the Treasurer  of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)            There  was  no  change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the most recent fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM 3.  EXHIBITS

(a)            Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date: September 9, 2014

/s/ Thomas P. Meehan Thomas P. Meehan, President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 9, 2014

/s/ Thomas P. Meehan Thomas P. Meehan, President

Date: September 9, 2014

/s/ Paul P. Meehan Paul P. Meehan, Chief Compliance Officer and Treasurer